May 02, 2017
Class Y Prospectus | EUROPEAN EQUITY PORTFOLIO
EUROPEAN EQUITY PORTFOLIO

May 2, 2017

Supplement

SUPPLEMENT DATED MAY 2, 2017 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE EUROPEAN EQUITY PORTFOLIO
CLASS Y
Dated May 1, 2017

Important Notice Regarding Change in Investment Policy

Effective July 31, 2017, the third sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues or profits from businesses in Europe or has at least 50% of its assets in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.